REVENUES	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	1,155	1,406	16	—	2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635
(b)Timing of recognition of revenues from contracts with customers
The following tables summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$29,092	$2,391	$14,661	$—	$46,144
Services transferred over a period of time	4,539	3,727	398	—	8,664
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,810	$1,403	$11,864	$—	$38,077
Services transferred over a period of time	4,137	2,475	257	—	6,869
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$17,665	$1,382	$10,436	$—	$29,483
Services transferred over a period of time	4,015	2,423	215	—	6,653
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
(c)Revenues by geography
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2022, 2021 and 2020:

(US$ MILLIONS)	2022	2021	2020
United Kingdom	$21,921	$18,827	$13,996
United States	10,297	6,715	5,848
Europe	8,742	7,107	5,184
Australia	4,950	4,529	4,299
Canada	4,805	3,916	3,137
Brazil	2,558	1,711	1,403
Mexico	941	813	765
Other	3,171	2,969	3,003
Total revenues	$57,385	$46,587	$37,635
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$20,939	$492	$329	$—	$21,760
United States	1,233	2,754	6,300	—	10,287
Europe	2,867	1,770	3,190	—	7,827
Australia	4,323	226	137	—	4,686
Canada	3,185	165	730	—	4,080
Brazil	228	112	1,955	—	2,295
Mexico	—	—	941	—	941
Other	856	599	1,477	—	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	$1,155	$1,406	$16	$—	$2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
Other	836	432	1,598	—	2,866
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635
(d)Lease income
The leases in which the partnership is a lessor are operating in nature. Total lease income from operating leases totaled $1,558 million for the year ended December 31, 2022 (2021: $684 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease earnings receivable
Less than 1 year	$877	$843
2 to 5 years	1,110	978
5+ years	332	409
Total	$2,319	$2,230
(e)Remaining performance obligations
Business services
In the partnership’s construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2022, the partnership’s backlog of construction projects was approximately $5.7 billion (2021: $7.5 billion). The partnership expects to recognize most of this amount within the next 5 years.
The partnership’s dealer software and technology services operations had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $2.5 billion. The partnership expects to recognize most of this amount within the next 5 years. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the partnership has the right to invoice.
Infrastructure services
The partnership’s service provider to the nuclear power generation industry had remaining backlog of approximately $9.2 billion as at December 31, 2022 (2021: $9.3 billion). Included in this amount is an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. The partnership expects to recognize most of this amount within the next 10 years.
Industrials
The partnership’s Brazilian water and wastewater services business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2022, the remaining performance obligations were approximately $10.4 billion (2021: $8.9 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average remaining term of 23 years.